OTHER LONG-TERM ASSETS, NET (Schedule of Deferred Tax and Other Long-Term Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
ROU - assets under operating leases, see Note 12D	$ 117,704	$ 7,874
Deferred tax asset - see Note 17C	13,354	1,768
Investments in privately held companies	4,427	6,780
Prepaid long-term land lease, net	2,451	2,572
Pension plan net assets	1,810	1,870
Long-term prepaid expenses	1,336	2,514
Deferred tax and other assets, net	$ 141,082	$ 23,378